Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Warrants and placement agents issued			$ 13,175,027	$ 8,109,954
Reverse stock split (in Dollars per share)	$ 0.1416		$ 19,695,305
Converted shares (in Shares)			1,071,506
Fair value adjustment		$ 6,990,870	$ 3,448,845	(9,312,177)
Fair value amount				17,422,132
Fair value			$ 6,571,082
Warrant expiry period			5 years
Percentage of warrant purchase			10.00%
Senior Subordinated Notes [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Principal balance				$ 8,109,954
Senior Subordinated Convertible Promissory Note [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Interest rate			6.00%
Convertible Notes Payable [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Converted shares (in Shares)			4,248,178
Common Stock [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) [Line Items]
Reverse stock split (in Dollars per share)			$ 42,482